Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Equity
Opening balance	$ 90,583,772	$ 53,499,363
Dividends declared	(1,307,231)
Closing balance	102,689,797	91,078,480
Equity reserves
Equity
Opening balance	10,624,229	9,635,136
Release of reserves	(5,886,441)	(5,066,156)
Appropriation of reserves	11,068,450	6,055,249
Dividends declared	(6,907,605)
Closing balance	$ 8,898,633	$ 10,624,229